Operating Segment and Geographical Information (Details 1) - HKD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Current assets	$ 570,002	$ 622,741
Non-current financial assets	209,823	170,420
Consolidated total assets before intangible asset	779,825	793,161
Intangible asset	438	438
Consolidated total assets	780,263	793,599
Liabilities
Liabilities excluding tax liabilities	4,690	6,138
Tax liabilities	6,243	5,837
Consolidated total liabilities	$ 10,933	$ 11,975